Investment in Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2024
Investment In Subsidiaries
Schedule of Transferred Consideration
NIS in thousands
Issuance of 1,590,023 ordinary shares of the Company	8,098
Assignment of shareholders’ loan	(1,548)
Fair value of the investment prior to the business combination	202

Total	6,752

Schedule of Acquisition of Cash Flows
NIS in thousands
Consideration paid in cash	-
Less – acquired cash and cash equivalents	1,108

Total	1,108

Schedule of Amounts Recognized on Acquisition

C.	Amounts recognized on the acquisition date in respect of assets and liabilities:

NIS in thousands
Cash and cash equivalents	1,108
Restricted cash	361
Trade and other receivables	3,325
Inventory	2,622
Property, plant and equipment and right-of-use asset	10,199
Goodwill	517
Short-term loan	(163)
Trade and other payable	(15,134)
Lease liability	(3,506)
Total identifiable net assets	(671)

Schedule of Amounts Recognized on Acquisition

NIS in thousands
Cash and cash equivalents	(1,575)
Trade and other receivables	(4,468)
Inventories	(1,351)
Property, plant and equipment and right-of-use asset	(3,601)
Trade and other payables	4,638
Financial liabilities	1,020
Overdraft	1,322
Goodwill	(270)
Lease liability	2,725
Total identifiable net assets	(1,560)

Schedule of Acquisition of Cash Flows
NIS in thousands
Cash and cash equivalents received	-
Less cash and cash equivalents of the subsidiary	(253)
Total	(253)